Discontinued Operations	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Discontinued Operations
12.1	DISCONTINUED OPERATIONS

Gold Fields disposed of its Darlot mine to ASX-listed Red 5 Limited (“Red 5”) for a total consideration of A$18.5 million, comprising A$12.0 million in cash and 130 million Red 5 shares. The cash component was made up of an upfront amount of A$7.0 million and A$5.0 million deferred for up to 24 months. The deferred consideration could be taken as additional shares in Red 5 or as cash at Gold Fields’ election.

Red 5 undertook a rights issue to assist with the funding of the cash component and for general working capital purposes. Gold Fields used the A$7.0 million to underwrite the rights issue. Gold Fields received a total number of 116,875,821 Red 5 shares under the underwriting agreement for a consideration of A$5.8 million.

All conditions precedent in terms of the sales agreement were met on 2 October 2017 and as a result Gold Fields accounted for a profit on the sale of Darlot of A$30.8 million (US$23.5 million). Post the completion of the sale, Gold Fields had a 19.9% shareholding in Red 5. Gold Fields does not have significant influence over Red 5 as the shareholding is below 20% and there are no qualitative factors indicating that significant influence exists.

The financial results of Darlot have been presented as a discontinued operation in the consolidated financial statements and comparative income statements and statements of cash flows have been restated as if Darlot had been discontinued from the start of the comparative period.

	UNITED STATES DOLLAR
	2017	2016	2015
Below is a summary of the results of the discontinued operation for the year ended 31 December:
Revenue	49.0	83.1	91.3
Cost of sales	(50.7)	(72.1)	(85.0)

Cost of sales before gold inventory change and amortisation and depreciation	(46.3)	(57.3)	(59.8)
Gold inventory change	(0.9)	(0.4)	0.6
Amortisation and depreciation	(3.5)	(14.4)	(25.8)

Other costs, net	(1.9)	(7.2)	(16.0)

(Loss)/profit before royalties and taxation	(3.6)	3.8	(9.7)
Royalties	(1.1)	(2.0)	(2.1)

(Loss)/profit before taxation	(4.7)	1.8	(11.8)
Mining and income taxation	1.4	(0.6)	3.6

(Loss)/profit for the year from operating activities	(3.3)	1.2	(8.2)
Gain on sale of discontinued operation	23.5	—	—
Income tax on gain on sale of discontinued operation	(7.1)	—	—

Profit/(loss) from discontinued operation, net of tax	13.1	1.2	(8.2)

	2017
	US$	A$
Below is a summary of assets and liabilities of the discontinued operation at 2 October 2017:
Property, plant and equipment	3.3	4.3
Inventories	7.2	9.4
Trade and other receivables	0.1	0.1
Trade and other payables	(8.7)	(11.3)
Environmental rehabilitation costs provision	(12.9)	(16.9)

Net liabilities	(11.0)	(14.4)
Total consideration received less costs to sell[1]	12.5	16.4

Gain on sale of discontinued operations	23.5	30.8

1	Due to the discounting of the deferred consideration and the transaction costs incurred, the total consideration of A$16.4 million used in the determination of the gain on sale of discontinued operations is less than the A$18.5 million per the agreement.

12.2	ASSETS HELD FOR SALE

	UNITED STATES DOLLAR
	2017	2016
Damang mining fleet and related spares[1]	—	26.4
APP[2]	40.0	—

Total assets held for sale	40.0	26.4

1	Following the Damang re-investment plan, a decision was taken during 2016 to sell certain mining fleet assets and related spares. As a result, the assets were classified as held for sale at 31 December 2016 and valued at the lower of FVLCOD or carrying value which resulted in an impairment of US$7.6 million. The sale of the assets concluded during 2017.

Mining fleet and related spares with carrying values of US$18.6 million and US$7.8 million, respectively, were reclassified to assets held for sale. Refer note 13 and 19 for further details.

2	At 31 December 2016, APP no longer met the definition of an asset held for sale and was reclassified to property, plant and equipment at a recoverable amount of US$1.0 million. During 2017, active marketing activities continued and as a result, a sale agreement was concluded comprising a purchase offer of US$40.0 million cash and a 2% net smelter refiner royalty on all metals. As a result, the impairment previously recorded, was reversed up to the value of the selling price and APP was reclassified as an asset held for sale at 31 December 2017. Refer note 6 for further details.

APP is included as part of corporate and other in the segment note. Refer note 41 for further details.